UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21806
Asset Allocation Trust
(Exact name of registrant as specified in charter)
525 Market St., San Francisco, CA 94105
(Address of principal executive offices) (Zip code)
C. David Messman
Wells Fargo Funds Management, LLC
525 Market St., San Francisco, CA 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-643-9691
Date of fiscal year end:     September 30, 2010
Date of reporting period:    March 31, 2011

ITEM 1.	REPORT TO SHAREHOLDERS

WELLS FARGO ADVANTAGE ALLOCATION FUNDS
▪ Wells Fargo Advantage Asset Allocation Fund

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Contents

Letter to Shareholders	2

Performance Highlights	4

Fund Expenses	6

Wells Fargo Advantage Asset Allocation Fund

Financial Statements
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12

Notes to Financial Statements	14

Asset Allocation Trust

Consolidated Portfolio of Investments	18

Financial Statements
Consolidated Statement of Assets and Liabilities	24
Consolidated Statement of Operations	25
Consolidated Statements of Changes in Net Assets	26
Consolidated Financial Highlights	28

Notes to Consolidated Financial Statements	30

Additional Information	34

List of Abbreviations	41
The views expressed are as of March 31, 2011, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Advantage Asset Allocation Fund.

NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE

WELLS FARGO

INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978
Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.
Wells Fargo Advantage Funds®
Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.
Strength
Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.
Expertise
Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.
Partnership
Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.
Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.
The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE
Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 120 mutual funds across a wide range of asset classes, representing over $235 billion in assets under management, as of March 31, 2011.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Growth Fund
Classic Value Fund	Growth Opportunities Fund	Small Cap Opportunities Fund
Common Stock Fund	Health Care Fund	Small Cap Value Fund
Core Equity Fund	Index Fund	Small Company Growth Fund
Disciplined Global Equity Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Disciplined Value Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Discovery Fund†	Intrinsic Value Fund	Social Sustainability Fund†
Diversified Equity Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified International Fund	Large Cap Core Fund	Special Small Cap Value Fund
Diversified Small Cap Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Growth Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Emerging Markets Equity Fund	Mid Cap Growth Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund

Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund

Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†

Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund

Variable Trust Funds[1]
VT Core Equity Fund	VT Intrinsic Value Fund	VT Small Cap Value Fund
VT Discovery Fund†	VT Omega Growth Fund	VT Total Return Bond Fund
VT Index Asset Allocation Fund	VT Opportunity Fund†
VT International Equity Fund	VT Small Cap Growth Fund
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.
Not part of the semi-annual report.

2 Wells Fargo Advantage Asset Allocation Fund	Letter to Shareholders
Karla M. Rabusch,
President
Wells Fargo Advantage Funds
Interest rates rose for the period as investors demanded more yield to compensate for potentially higher inflation, with longer- term bonds showing the largest rate increases.
Dear Valued Shareholder:
We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Asset Allocation Fund for the six-month period that ended March 31, 2011. The period was marked by growing optimism, as most economic data continued to point toward recovery—even as a sluggish employment market remained worrisome. All major areas of the global stock market ended the period with double-digit gains, but persistently high prices for commodities such as oil, cotton, and corn led to increased fears of inflation and higher interest rates. As a result, most bond market sectors posted moderate losses.
Solid economic reports helped support a stock market rally.
Economic numbers throughout the reporting period supported the case for a gradual recovery. Reported real gross domestic product (GDP) grew by 3.1% in the fourth quarter of 2010, and although advance estimates of first-quarter 2011 GDP suggested that growth had slowed, the general consensus was that a double-dip recession was unlikely. The unemployment rate began the period at 9.7% in October 2010 and ended the period modestly lower at 8.8% in March 2011. This stubbornly high unemployment rate was the main sour note and the primary reason why most analysts believed that an economic recovery would be gradual. Persistent weakness in the housing market remained another source of concern, and by the end of the period, higher prices for food and energy led to concerns about renewed inflation. Interest rates rose for the period as investors demanded more yield to compensate for potentially higher inflation, with longer-term bonds showing the largest rate increases.
Europe’s sovereign debt problems weighed on confidence.
Even before the period began, investors were concerned about the possibility that eurozone member Greece would default on its sovereign debt. Greece applied for a bailout from the European Union and the International Monetary Fund in April 2010, and Ireland followed in November. (In early April, after the end of this reporting period, Portugal also requested a bailout.) This concern led to worries about the debt burdens of other member states such as Italy and Spain and caused some weakness in the euro. Even so, European stocks rallied during the period.
Central banks continued to provide stimulus.
Throughout the reporting period, both the European Central Bank (ECB) and the Federal Open Market Committee (FOMC) kept key interest rates at low levels—1% for the ECB and effectively zero for the FOMC—in order to support the financial system. In November the Federal Reserve (Fed) announced a second round of monetary stimulus (QE2) in which it planned to purchase $600 billion in long-term U.S. Treasuries by the end of the second quarter of 2011, as well as reinvest an additional $250 billion to $300 billion in Treasuries with the proceeds from earlier investments. The ECB continued to provide unlimited liquidity for banks and, in December 2010, announced the purchase of Irish and Portuguese bonds in an attempt to reduce those countries’ borrowing costs. Although the Fed remained on hold immediately after the end of this reporting period, the ECB raised its key rate to 1.25% in early April in an attempt to keep inflation in check.

Letter to Shareholders	Wells Fargo Advantage Asset Allocation Fund 3
Global stock markets rallied, but bonds posted losses on fears of renewed inflation.
For the period, domestic small-cap stocks outperformed large-cap stocks, as investors bid up shares in companies that stood to gain the most from resumed economic growth. Growth stocks outperformed value stocks, largely because of lower returns from financials stocks. Both developed and emerging markets stocks posted solid gains for the period, as measured by the MSCI indexes.
Within the fixed-income universe, prices of investment-grade bonds fell as interest rates rose. Most investment-grade fixed-income sectors posted losses for the period, with double-digit losses for longer-term U.S. Treasuries. High-yield bonds, however, continued to post gains on improved economic conditions and investors’ increased willingness to take on credit risk in exchange for higher yields.
Many variables are at work in the market.
The full effect of the credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike.
Experience tells us that strict adherence to time-tested strategies has its rewards. As a whole, Wells Fargo Advantage Funds® represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it does provide you with one way of managing risk.
Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.
Sincerely,

Karla M. Rabusch
President
Wells Fargo Advantage Funds
For the period, domestic small-cap stocks outperformed large-cap stocks, as investors bid up shares in companies that stood to gain the most from resumed economic growth.

4 Wells Fargo Advantage Asset Allocation Fund	Performance Highlights
Wells Fargo Advantage Asset Allocation Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term total return, consisting of capital appreciation and current income.
ADVISER
Wells Fargo Funds Management, LLC
PORTFOLIO MANAGER
Ben Inker1
FUND INCEPTION
July 29, 1996

TEN LARGEST HOLDINGS[2]
(AS OF MARCH 31, 2011)

GMO Quality Equity Fund, Class VI	25.02%
GMO Strategic Fixed Income Fund, Class VI	16.18%
GMO International Core Equity Fund, Class VI	15.42%
GMO Emerging Markets Fund, Class VI	12.51%
GMO Alpha Only Fund, Class IV	10.14%
GMO Special Situations Fund, Class VI	3.97%
GMO International Growth Equity Fund, Class IV	3.77%
GMO International Intrinsic Value Fund, Class IV	3.78%
GMO Domestic Bond Fund, Class VI	3.06%
GMO Asset Allocation Bond Fund, Class VI	1.33%

1.	The Fund invests substantially all of its assets directly in Asset Allocation Trust, a management investment company advised by Grantham, Mayo, Van Otterloo & Co. LLC (GMO). Mr. Inker, senior member of GMO’s Asset Allocation Division, is responsible for coordinating the portfolio management of Asset Allocation Trust.

2.	The ten largest holdings are calculated based on the value of the Asset Allocation Trust holdings divided by the total net assets of the Trust. Holdings are subject to change and may have changed since the date specified.

3.	Portfolio allocation is subject to change and represents the portfolio allocation of the Asset Allocation Trust, which is calculated based on the total assets of the Asset Allocation Trust.

4.	Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Asset Allocation Fund. Historical performance shown for Class B, Class C and Class R shares prior to their inception reflects the performance of Class A, adjusted to reflect the higher expenses applicable to Class B, Class C and Class R shares. Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns would be higher. Historical performance for Class A prior to October 3, 2002 is based on the performance of Class III of the Evergreen Asset Allocation Fund’s predecessor, GMO Global Balanced Allocation Fund (the “GMO Fund”). Expenses of the GMO Fund were lower than the expenses the Fund incurs, in part because the GMO Fund did not pay 12b-1 fees. If the GMO Fund had incurred expenses at the same rate as the Fund does, the performance shown would have been lower.

5.	Reflects the expense ratios as stated in the February 1, 2011 prospectuses.

Performance Highlights	Wells Fargo Advantage Asset Allocation Fund 5
Wells Fargo Advantage Asset Allocation Fund (continued)
AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF MARCH 31, 2011)

	Inception	Including Sales Charge				Excluding Sales Charge				Expense Ratios[5]
	Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[6]
Class A (EAAFX)	7/29/1996	0.16	1.79	2.83	6.58	6.29	8.03	4.06	7.21	1.32%	1.32%
Class B (EABFX)**	10/3/2002	0.89	2.19	2.99	6.69	5.89	7.19	3.29	6.69	2.07%	2.07%
Class C (EACFX)	10/3/2002	4.85	6.17	3.28	6.45	5.85	7.17	3.28	6.45	2.07%	2.07%
Class R (EAXFX)	10/10/2003					6.10	7.67	3.80	6.97	1.57%	1.57%
Administrator Class (EAIFX)	10/3/2002					6.37	8.19	4.32	7.46	1.16%	1.10%
GMO Global Balanced Index[7]						8.37	11.34	4.24	5.05
Barclays Capital U.S Aggregate Bond Index[8]						(0.88)	5.12	6.03	5.56
MSCI ACWI Index (Net)[9]						13.54	14.08	2.94	5.04

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site —www.wellsfargo.com/advantagefunds.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Class R shares are sold without a front-end sales charge or contingent deferred sales charge.
Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to high yield securities risk, mortgage- and asset-backed securities risk, and smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The Fund invests substantially all of its assets in Asset Allocation Trust, an open end management investment company having the same investment objective and strategy as the Fund. Any portfolio data shown for the Fund represents that of the Asset Allocation Trust.

6.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.87% for Class A, 1.62% for Class B, 1.62% for Class C, 1.12% for Class R and 0.64% for Administrator Class. Without this cap, the Fund’s returns would have been lower.

7.	The GMO Global Balanced Index is a composite benchmark computed by GMO. As of May 1, 2007, the GMO Global Balanced Index is comprised of 65% MSCI All Country World Index (Net) and 35% Barclays Capital U.S. Aggregate Bond Index. Prior to May 1, 2007 it was composed of 48.75% S&P 500 Index, 16.25% MSCI All Country World ex-US Index and 35% Barclays Capital U.S. Aggregate Bond Index. You cannot invest directly in an index.

8.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

9.	The MSCI All Country World Index (Net) (MSCI ACWI Index (Net)) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

6 Wells Fargo Advantage Asset Allocation Fund	Fund Expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from October 1, 2010 to March 31, 2011.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During the	Net Annual
Wells Fargo Advantage Asset Allocation Fund	10-01-2010	03-31-2011	Period[1]	Expense Ratio
Class A
Actual	$1,000.00	$1,062.88	$4.42	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.33	0.86%
Class B
Actual	$1,000.00	$1,058.94	$8.26	1.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.90	$8.10	1.61%
Class C
Actual	$1,000.00	$1,058.52	$8.26	1.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.90	$8.10	1.61%
Class R
Actual	$1,000.00	$1,060.97	$5.70	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.59	1.11%
Administrator Class
Actual	$1,000.00	$1,063.66	$3.29	0.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.74	$3.23	0.64%

Fund Expenses	Wells Fargo Advantage Asset Allocation Fund 7

	Beginning	Ending	Expenses
Wells Fargo Advantage	Account Value	Account Value	Paid During the	Net Annual
Asset Allocation Fund Including Underlying Fund Expenses	10-01-2010	03-31-2011	Period[1]	Expense Ratio
Class A
Actual	$1,000.00	$1,062.88	$6.84	1.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.69	1.33%
Class B
Actual	$1,000.00	$1,058.94	$10.68	2.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.56	$10.45	2.08%
Class C
Actual	$1,000.00	$1,058.52	$10.67	2.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.56	$10.45	2.08%
Class R
Actual	$1,000.00	$1,060.97	$8.12	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.05	$7.95	1.58%
Administrator Class
Actual	$1,000.00	$1,063.66	$5.71	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.59	1.11%
Asset Allocation Trust
Actual	$1,000.00	$1,067.40	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$0.00	0.00%
Asset Allocation Trust Including Underlying Fund Expenses
Actual	$1,000.00	$1,067.40	$2.42	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.59	$2.37	0.47%

1.	Expenses paid is equal to each class’ annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8 Wells Fargo Advantage Asset Allocation Fund	Statement of Assets and Liabilities—March 31, 2011 (Unaudited)

Assets
Investment in Asset Allocation Trust, at value	$8,313,774,336
Receivable for investments sold	5,291,187
Receivable for Fund shares sold	10,402,132
Prepaid expenses and other assets	531,393

Total assets	8,329,999,048

Liabilities
Payable for Fund shares redeemed	21,458,880
Advisory fee payable	1,596,564
Distribution fees payable	2,844,183
Due to other related parties	2,359,661
Accrued expenses and other liabilities	3,794,309

Total liabilities	32,053,597

Total net assets	$8,297,945,451

NET ASSETS CONSIST OF
Paid-in capital	$7,389,996,218
Accumulated net investment loss	(124,971,433)
Accumulated net realized gains on investments	92,144,139
Net unrealized gains on investments	940,776,527

Total net assets	$8,297,945,451

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets — Class A	$2,551,239,059
Shares outstanding — Class A	207,124,456
Net asset value per share — Class A	$12.32
Maximum offering price per share — Class A2	$13.07
Net assets — Class B	$1,160,693,821
Shares outstanding — Class B	95,167,732
Net asset value per share — Class B	$12.20
Net assets — Class C	$3,143,176,247
Shares outstanding — Class C	263,231,911
Net asset value per share — Class C	$11.94
Net assets — Class R	$23,925,739
Shares outstanding — Class R	1,958,887
Net asset value per share — Class R	$12.21
Net assets — Administrator Class	$1,418,910,585
Shares outstanding — Administrator Class	114,609,025
Net asset value per share — Administrator Class	$12.38

Investment in Asset Allocation Trust, at cost	$7,372,997,809

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended March 31, 2011 (Unaudited)	Wells Fargo Advantage Asset Allocation Fund 9

Investment income	$0

Expenses
Advisory fee	9,086,971
Administration fees
Fund level	3,834,240
Class A	3,524,006
Class B	1,584,834
Class C	4,206,206
Class R	28,688
Administrator Class	575,769
Shareholder servicing fees
Class A	3,373,937
Class B	1,523,359
Class C	4,044,429
Class R	27,585
Administrator Class	1,269,258
Distribution fees
Class B	4,571,636
Class C	12,133,286
Class R	27,585
Custody and accounting fees	300,500
Professional fees	5,984
Registration fees	117,649
Shareholder report expenses	306,694
Trustees’ fees and expenses	81,003
Other fees and expenses	1,012,575

Total expenses	51,636,194
Less: Fee waivers and/or expense reimbursements	(443,067)

Net expenses	51,193,127

Net investment loss	(51,193,127)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	92,319,732
Net change in unrealized gains (losses) investments	453,679,003

Net realized and unrealized gains (losses) on investments	545,998,735

Net increase in net assets resulting from operations	$494,805,608

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Asset Allocation Fund 10

	Six Months
	Ended March 31, 2011		Period Ended			Year Ended
	(Unaudited)		September 30, 2010[1,2]			December 31, 2009[2]

Operations
Net investment loss		$(51,193,127)			$(77,179,518)			$(99,912,922)
Net realized gains (losses) on investments		92,319,732			43,099,514			(80,975,479)
Net change in unrealized gains (losses) on investments		453,679,003			278,658,287			1,804,992,066

Net increase in net assets resulting from operations		494,805,608			244,578,283			1,624,103,665

Distributions to shareholders from
Net investment income
Class A		(36,860,706)			(701,276)			(71,644,708)
Class B		(8,359,150)			(316,978)			(22,606,287)
Class C		(22,888,138)			(817,749)			(57,811,028)
Class R		(284,552)			(4,151)			(349,647)
Administrator Class		(21,933,287)			(157,061)[3]			(16,320,531)[3]

Total distributions to shareholders		(90,325,833)			(1,997,215)			(168,732,201)

	Shares		Shares			Shares
Capital shares transactions
Proceeds from shares sold
Class A	16,786,764	203,065,722	35,530,507		401,575,047	55,779,554		573,479,050
Class B	197,887	2,371,352	498,226		5,599,456	7,628,802		71,196,801
Class C	10,837,886	127,050,944	24,465,009		268,651,425	49,239,545		486,999,491
Class R	301,756	3,640,009	622,756		6,974,350	600,110		5,972,323
Administrator Class	58,262,298	708,420,292	25,990,432	[3]	295,184,259 [3]	33,030,778	[3]	348,312,683 [3]

		1,044,548,319			977,984,537			1,485,960,348

Reinvestment of distributions
Class A	2,695,299	32,316,658	49,006		560,635	5,026,164		57,397,276
Class B	647,008	7,692,926	25,594		289,979	1,826,618		20,704,265
Class C	1,402,051	16,319,877	52,016		577,380	3,702,128		41,068,571
Class R	19,079	226,859	284		3,222	23,786		269,730
Administrator Class	1,340,622	16,141,091	13,223	[3]	152,064 [3]	1,380,914	[3]	15,839,082 [3]

		72,697,411			1,583,280			135,278,924

Automatic class conversion of Class B shares to Class A shares
Class A	2,824,911	34,473,994	22,296		254,144	3,297,026		32,979,355
Class B	(2,853,833)	(34,473,994)	(22,540)		(254,144)	(3,334,813)		(32,979,355)

		0			0			0

1.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 are those of Evergreen Asset Allocation Fund.

3.	Class I shares of Evergreen Asset Allocation Fund became Administrator Class shares on July 19, 2010.
The accompanying notes are an integral part of these financial statements.

11 Wells Fargo Advantage Asset Allocation Fund	Statements of Changes in Net Assets

	Six Months
	Ended March 31, 2011		Year Ended		Year Ended
	(Unaudited)		September 30, 2010[1,2]		December 31, 2009[2]
	Shares		Shares		Shares
Capital shares transactions (continued)
Payment for shares redeemed
Class A	(66,772,408)	$(805,594,076)	(54,734,018)	$(616,798,097)	(74,867,844)	$(744,435,975)
Class B	(10,920,464)	(130,650,625)	(17,912,543)	(199,936,207)	(27,809,055)	(270,728,907)
Class C	(38,800,569)	(454,752,548)	(50,884,765)	(555,383,999)	(67,957,645)	(650,123,293)
Class R	(154,396)	(1,859,187)	(272,388)	(3,042,662)	(365,665)	(3,685,505)
Administrator Class	(13,462,148)	(164,136,498)	(13,555,297)[3]	(152,823,773)[3]	(15,357,321)[3]	(157,669,807)[3]

		(1,556,992,934)		(1,527,984,738)		(1,826,643,487)

Net decrease in net assets resulting from capital share transactions		(439,747,204)		(548,416,921)		(205,404,215)

Total increase (decrease) in net assets		(35,267,429)		(305,835,853)		1,249,967,249

Net assets
Beginning of period		8,333,212,880		8,639,048,733		7,389,081,484

End of period		$8,297,945,451		$8,333,212,880		$8,639,048,733

Undistributed (accumulated) net investment income (loss)		$(124,971,433)		$16,547,527		$1,633,435

The accompanying notes are an integral part of these financial statements.

12 Wells Fargo Advantage Asset Allocation Fund[1]	Financial Highlights

	Beginning		Net Realized	Distributions
	Net Asset	Net	and Unrealized	from Net	Distributions
	Value Per	Investment	Gains (Losses)	Investment	from Net
	Share	Income (Loss)	on Investments	Income	Realized Gains

Class A
October 1, 2010 to March 31, 2011 (Unaudited)	$11.76	(0.05)	0.78	(0.17)	0.00
January 1, 2010 to September 30, 2010[4]	$11.37	(0.08)	0.47	(0.00)[6]	0.00
January 1, 2009 to December 31, 2009	$9.38	(0.08)	2.34	(0.27)	0.00
January 1, 2008 to December 31, 2008	$14.91	(0.11)[5]	(3.17)	(1.08)	(0.85)
January 1, 2007 to December 31, 2007	$14.81	0.27	0.77	(0.58)	(0.36)
January 1, 2006 to December 31, 2006	$14.09	0.35 [5]	1.23	(0.44)	(0.42)
January 1, 2005 to December 31, 2005	$13.62	0.26	0.80	(0.36)	(0.23)

Class B
October 1, 2010 to March 31, 2011 (Unaudited)	$11.60	(0.11)	0.79	(0.08)	0.00
January 1, 2010 to September 30, 2010[4]	$11.27	(0.14)	0.47	(0.00)[6]	0.00
January 1, 2009 to December 31, 2009	$9.30	(0.17)	2.32	(0.18)	0.00
January 1, 2008 to December 31, 2008	$14.75	(0.20)[5]	(3.13)	(0.95)	(0.85)
January 1, 2007 to December 31, 2007	$14.65	0.15	0.77	(0.46)	(0.36)
January 1, 2006 to December 31, 2006	$13.95	0.23	1.22	(0.33)	(0.42)
January 1, 2005 to December 31, 2005	$13.50	0.17	0.77	(0.26)	(0.23)

Class C
October 1, 2010 to March 31, 2011 (Unaudited)	$11.36	(0.11)	0.77	(0.08)	0.00
January 1, 2010 to September 30, 2010[4]	$11.04	(0.14)	0.46	(0.00)[6]	0.00
January 1, 2009 to December 31, 2009	$9.12	(0.16)	2.27	(0.19)	0.00
January 1, 2008 to December 31, 2008	$14.47	(0.20)[5]	(3.06)	(0.92)	(0.85)
January 1, 2007 to December 31, 2007	$14.39	0.16	0.74	(0.46)	(0.36)
January 1, 2006 to December 31, 2006	$13.71	0.24	1.19	(0.33)	(0.42)
January 1, 2005 to December 31, 2005	$13.28	0.18	0.75	(0.27)	(0.23)

Class R
October 1, 2010 to March 31, 2011 (Unaudited)	$11.66	(0.07)	0.78	(0.16)	0.00
January 1, 2010 to September 30, 2010[4]	$11.29	(0.06)	0.43	(0.00)[6]	0.00
January 1, 2009 to December 31, 2009	$9.32	(0.11)[5]	2.33	(0.25)	0.00
January 1, 2008 to December 31, 2008	$14.82	(0.14)[5]	(3.15)	(1.04)	(0.85)
January 1, 2007 to December 31, 2007	$14.73	0.25	0.75	(0.55)	(0.36)
January 1, 2006 to December 31, 2006	$14.02	0.34 [5]	1.20	(0.41)	(0.42)
January 1, 2005 to December 31, 2005	$13.59	0.31	0.71	(0.36)	(0.23)

Administrator Class[7]
October 1, 2010 to March 31, 2011 (Unaudited)	$11.84	(0.04)	0.79	(0.21)	0.00
January 1, 2010 to September 30, 2010[4]	$11.42	(0.01)	0.43	(0.00)[6]	0.00
January 1, 2009 to December 31, 2009	$9.42	(0.06)[5]	2.36	(0.30)	0.00
January 1, 2008 to December 31, 2008	$14.99	(0.07)[5]	(3.20)	(1.13)	(0.85)
January 1, 2007 to December 31, 2007	$14.90	0.31	0.77	(0.63)	(0.36)
January 1, 2006 to December 31, 2006	$14.16	0.39	1.25	(0.48)	(0.42)
January 1, 2005 to December 31, 2005	$13.68	0.27	0.82	(0.38)	(0.23)

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in this transaction. The financial highlights for the periods prior to July 19, 2010 are those of Evergreen Asset Allocation Fund.

2.	Asset Allocation Trust, the underlying fund, has no expenses that are being included in these calculations.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

4.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

5.	Calculated based on average shares outstanding during the period.

6.	Amount is less than $0.005.

7.	Class I shares of Evergreen Asset Allocation Fund became Administrator Class shares on July 19, 2010.

8.	Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Asset Allocation Fund[1] 13

Distributions	Ending
from Tax Basis	Net Asset	Ratio to Average Net Assets(Annualized)				Portfolio	Net Assets at
Return	Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
of Capital	Share	Income (Loss)	Expenses[2]	Expenses[2]	Return[3]	Rate	(000’s omitted)

0.00	$12.32	(0.86)%	0.86%	0.86%	6.29%	0%	$2,551,239
0.00	$11.76	(0.85)%	0.85%	0.85%	3.45%	1%	$2,957,689
0.00	$11.37	(0.87)%	0.87%	0.87%	24.10%	2%	$3,077,187
(0.32)	$9.38	(0.81)%	0.82%	0.81%	(22.31)%	6%	$2,640,410
0.00	$14.91	1.73%	0.84%	0.81%	7.09%	2%	$4,405,430
0.00	$14.81	2.39%	0.89%	0.89%	11.32%	1%	$3,873,495
0.00	$14.09	2.39%	0.97%	0.94%	7.85%	16%[8]	$2,875,596

0.00	$12.20	(1.61)%	1.61%	1.61%	5.89%	0%	$1,160,694
0.00	$11.60	(1.59)%	1.60%	1.59%	2.95%	1%	$1,253,485
0.00	$11.27	(1.62)%	1.62%	1.62%	23.14%	2%	$1,415,023
(0.32)	$9.30	(1.56)%	1.56%	1.56%	(22.94)%	6%	$1,369,657
0.00	$14.75	0.91%	1.54%	1.54%	6.33%	2%	$2,131,841
0.00	$14.65	1.60%	1.59%	1.59%	10.53%	1%	$2,050,316
0.00	$13.95	1.44%	1.67%	1.64%	7.08%	16%[8]	$1,696,880

0.00	$11.94	(1.61)%	1.61%	1.61%	5.85%	0%	$3,143,176
0.00	$11.36	(1.60)%	1.60%	1.60%	2.92%	1%	$3,290,791
0.00	$11.04	(1.62)%	1.62%	1.62%	23.08%	2%	$3,490,657
(0.32)	$9.12	(1.56)%	1.56%	1.56%	(22.85)%	6%	$3,019,585
0.00	$14.47	1.01%	1.54%	1.54%	6.29%	2%	$4,666,033
0.00	$14.39	1.76%	1.59%	1.59%	10.56%	1%	$4,100,205
0.00	$13.71	1.69%	1.67%	1.64%	7.10%	16%[8]	$3,017,854

0.00	$12.21	(1.11)%	1.11%	1.11%	6.10%	0%	$23,926
0.00	$11.66	(1.09)%	1.10%	1.09%	3.30%	1%	$20,893
0.00	$11.29	(1.12)%	1.12%	1.12%	23.77%	2%	$16,279
(0.32)	$9.32	(1.06)%	1.06%	1.06%	(22.52)%	6%	$11,035
0.00	$14.82	1.61%	1.04%	1.04%	6.83%	2%	$12,935
0.00	$14.73	2.33%	1.09%	1.09%	11.10%	1%	$9,546
0.00	$14.02	5.19%	1.18%	1.15%	7.63%	16%[8]	$7,066

0.00	$12.38	(0.64)%	0.67%	0.64%	6.37%	0%	$1,418,911
0.00	$11.84	(0.60)%	0.63%	0.60%	3.70%	1%	$810,355
0.00	$11.42	(0.62)%	0.62%	0.62%	24.40%	2%	$639,903
(0.32)	$9.42	(0.56)%	0.57%	0.57%	(22.12)%	6%	$348,394
0.00	$14.99	2.18%	0.54%	0.54%	7.29%	2%	$337,645
0.00	$14.90	2.98%	0.59%	0.59%	11.73%	1%	$272,772
0.00	$14.16	2.75%	0.67%	0.64%	8.11%	16%[8]	$171,789

14 Wells Fargo Advantage Asset Allocation Fund	Notes to Financial Statements (Unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Asset Allocation Fund (the “Fund’). The Fund is a diversified series of the Trust.
The Fund invests all of its investable assets in Asset Allocation Trust, a fund-of-funds, which primarily allocates its investments among mutual funds advised by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) investing in both U.S. and foreign equity and debt securities (“underlying funds”). At March 31, 2011, the Fund owned 100% of Asset Allocation Trust. The consolidated financial statements of Asset Allocation Trust, including the Consolidated Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
The Fund records its investment in Asset Allocation Trust at fair value. The valuation of investments in securities and the underlying funds held by Asset Allocation Trust is discussed in its Notes to Consolidated Financial Statements, which is included elsewhere in this report.
The valuation technique used by the Fund to measure fair value is consistent with the market approach.
Investment transactions and investment recognition
Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Realized gains and losses resulting from investment transactions are determined on the identified cost basis.
Distributions to shareholders
Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.
Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Asset Allocation Fund 15
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2011, the Fund’s investment in Asset Allocation Trust carried at fair value was designated as Level 2 inputs.
For the six months ended March 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.
4. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Advisory fees
The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.
Pursuant to the contract, Funds Management is paid an annual advisory fee starting at 0.25% and declining to 0.20% as the average daily net assets of the Fund increase. For the six months ended March 31, 2011, the advisory fee was equivalent to an annual rate of 0.22% of the Fund’s average daily net assets.
Administration and transfer agent
The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.10% and declining to 0.06% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of the Fund as follows:

Class Level
Administration Fee
Class A, Class B, Class C, Class R	0.26%
Administrator Class	0.10%
Funds Management contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

16 Wells Fargo Advantage Asset Allocation Fund	Notes to Financial Statements (Unaudited)
Distribution fees
The Trust has adopted a Distribution Plan for Class B, Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B, and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of the Fund, at an annual rate of 0.75% of the average daily net assets of each class. Class R shares are charged a fee at an annual rate of 0.25% of its average daily net assets.
For the six months ended March 31, 2011, Wells Fargo Funds Distributor, LLC received $260,018 from the sale of Class A shares and $12,283, $767,465 and $67,458 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents whereby Class A, Class B, Class C, Class R and Administrator Class shares of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.
A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
5. INVESTMENT TRANSACTIONS
For the six months ended March 31, 2011, the Fund made aggregate purchases and sales of $36,407,753 and $619,158,223 respectively, in its investment into Asset Allocation Trust.
6. BANK BORROWINGS
The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata.
For the six months ended March 31, 2011, there were no borrowings by the Fund under the agreement.
7. INDEMNIFICATION
Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other Information (Unaudited)	Wells Fargo Advantage Asset Allocation Fund 17
PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

18 Asset Allocation Trust	Consolidated Portfolio of Investments—March 31, 2011 (Unaudited)

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Securities: 0.00%
$200,000	U.S. Department of Transportation††	6.00%	12/07/2021	$197,950

Total Agency Securities (Cost $196,807)				197,950

Asset Backed Securities: 1.64%
810,829	ACAS Business Loan Trust Series 2007-1A Class C±	0.41	08/16/2019	798,667
1,499,437	ACAS Credit CDO Series 2007-1A Class A††±	1.07	11/23/2052	14,994
104,471	Accredited Mortgage Loan Trust Series 2004-4 Class A1B±	0.62	01/25/2035	84,948
11,452	ACE Securities Corporation Home Equity Loan Trust Series 2005-SD1 Class A1±	0.63	11/25/2050	10,894
2,800,000	ACE Securities Corporation Home Equity Loan Trust Series 2006-ASL1 Class A±	0.41	10/25/2036	899,500
294,286	ACE Securities Corporation Home Equity Loan Trust Series 2006-ASL3 Class A2±	0.37	02/25/2036	70,446
750,577	ACE Securities Corporation Home Equity Loan Trust Series 2006-ASP2 Class A2C±	0.41	03/25/2036	528,219
1,600,000	ACE Securities Corporation Home Equity Loan Trust Series 2006-HE2 Class A±	0.39	05/25/2036	1,020,000
1,100,000	ACE Securities Corporation Home Equity Loan Trust Series 2006-OP1 Class A±	0.38	04/25/2036	720,500
511,398	ACE Securities Corporation Home Equity Loan Trust Series 2006-SL1 Class A±	0.39	09/25/2035	102,919
1,279,259	ACE Securities Corporation Home Equity Loan Trust Series 2006-SL3 Class A2±	0.40	06/25/2036	159,907
1,099,546	ACE Securities Corporation Home Equity Loan Trust Series 2006-SL3 Class C±	0.33	06/25/2036	175,927
446,958	ACE Securities Corporation Home Equity Loan Trust Series 2007-ASL1 Class CL±	0.40	12/25/2036	35,153
756,851	ACE Securities Corporation Home Equity Loan Trust Series 2007-HE1 Class A±	0.32	01/25/2037	386,751
713,793	ACE Securities Corporation Home Equity Loan Trust Series 2007-WM1 Class A±	0.30	11/25/2036	465,750
446,454	ACE Securities Corporation Home Equity Loan Trust Series 2006-ASP4 Class C±	0.33	08/25/2036	326,916
1,172,277	ACE Securities Corporation Home Equity Loan Trust Series 2006-CW1 Class C±	0.33	07/25/2036	1,005,521
94,274	ACE Securities Corporation Home Equity Loan Trust Series 2006-SL4 Class C±	0.35	09/25/2036	23,568
1,898,702	Aircraft Finance Trust Series 1999-1 Class A1±	0.71	05/15/2024	1,129,728
1,334,445	Alliance Bancorp Trust Series 2007-S1 Class A11††±	0.43	05/25/2037	162,269
1,522,279	AmeriCredit Automobile Receivables Trust Series 2007-AX Class A4±	0.27	10/06/2013	1,516,190
1,100,743	AmeriCredit Automobile Receivables Trust Series 2007-BF Class A4±	0.28	12/06/2013	1,095,581
1,339,677	AmeriCredit Automobile Receivables Trust Series 2007-DF Class A4B±	1.03	06/06/2014	1,338,398
3,164,043	AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A4B±	0.73	03/08/2016	3,158,348
856,693	Ameriquest Mortgage Securities Incorporated Series 2004-R6 Class A1±	0.44	07/25/2034	745,323
76,785	Ameriquest Mortgage Securities Incorporated Series 2004-X1 Class A14††±	0.56	03/25/2034	66,811
391,426	Argent Securities Incorporated Series 2004-W8 Class A5±	0.75	05/25/2034	367,268
8,517,318	Argent Securities Incorporated Series 2006-M1 Class A2C±	0.38	07/25/2036	3,683,740
1,419,938	Argent Securities Incorporated Series 2006-M2 Class A2B±	0.34	09/25/2036	525,377
1,363,860	Argent Securities Incorporated Series 2006-W2 Class 2AB±	0.42	03/25/2036	572,821
1,414,290	Argent Securities Incorporated Series 2006-W5 Class A2C±	0.38	06/25/2036	533,231
1,800,000	Asset Backed Funding Certificate Series 2006-OPT2 Class A3C±	0.38	10/25/2036	1,224,000
2,683,189	Asset Backed Funding Certificate Series 2007-NC1 Class A1††±	0.45	05/25/2037	2,240,463
2,067,308	Augusta Funding Limited Series 10A††±	0.50	06/30/2017	1,782,214
708,175	Bayview Financial Acquisition Trust Series 2004-B Class A1††±	1.23	05/28/2039	300,974
786,861	Bayview Financial Acquisition Trust Series 2004-B Class A2††±	1.53	05/28/2039	310,810
1,644,955	Bayview Financial Acquisition Trust Series 2005-A Class A1±	1.23	02/28/2040	1,004,081
717,572	Bear Stearns Asset Backed Securities Incorporated Series 2007-AQ1 Class A1±	0.34	11/25/2036	653,277
1,500,000	Bear Stearns Asset Backed Securities Incorporated Series 2007-AQ1 Class A2±	0.43	11/25/2036	382,050
4,700,000	Cabela’s Master Credit Card Trust Series 2008-4A Class A2††±	3.23	09/15/2014	4,755,836
700,000	Capital Auto Receivable Asset Trust Series 2008-1 Class A4B±	1.58	07/15/2014	705,796
905,392	Capital One Auto Finance Trust Series 2007-A Class A4±	0.25	11/15/2013	900,322
138,427	Capitalsource Commercial Loan Trust Series 2007-1 Class A±	0.36	03/20/2017	135,658
3,800,000	Carmax Auto Owner Trust Series 2008-2 Class A4B±	1.88	08/15/2013	3,849,020
4,700,000	Carrington Mortgage Loan Trust Series 2007-FRE1 Class A2±	0.43	02/25/2037	2,826,110
1,499,226	Centex Home Equity Series 2006-A Class AV3±	0.39	06/25/2036	1,404,400
5,400,000	Charming Shoppes Master Trust Series 2007-1A Class A1††±	1.48	09/15/2017	5,400,000
24,138	Chase Funding Mortgage Loan Trust Series 2003-3 Class 2A2±	0.77	04/25/2033	20,638
266,081	Citigroup Mortgage Loan Trust Incorporated Series 2003-HE3 Class A3±	0.61	12/25/2033	231,490
13,360	Citigroup Mortgage Loan Trust Incorporated Series 2004-OPT1 Class A1B±	0.64	10/25/2034	12,291
1,600,000	Citigroup Mortgage Loan Trust Incorporated Series 2006-HE3 Class A2C±	0.39	12/25/2036	632,000

Consolidated Portfolio of Investments—March 31, 2011 (Unaudited)	Asset Allocation Trust 19

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset Backed Securities (continued)
$800,000	Citigroup Mortgage Loan Trust Incorporated Series 2006-WFH4 Class A3±	0.38%	11/25/2036	$616,800
491,615	CLI Funding LLC Series 2006-1A Class A††±	0.41	08/18/2021	449,827
993,010	CNH Equipment Trust Series 2008-A Class A4B±	2.18	08/15/2014	1,001,947
290,653	College Loan Corporation Trust Series 2007-1 Class A1±	0.26	01/25/2023	290,392
2,600,000	College Loan Corporation Trust Series 2007-2 Class A1±	0.50	01/25/2024	2,594,410
5,200,000	Countrywide Asset-Backed Certificate Series 2006-BC3 Class 2A2±	0.37	02/25/2037	4,290,000
1,202,891	Countrywide Home Equity Loan Trust Series 2007-E Class A±	0.38	06/15/2037	775,865
1,043,959	Crest Exeter Street Solar Series 2004-1A Class A1††±	0.60	06/28/2019	998,139
3,000,000	Daimler Chrysler Auto Trust Series 2008-B Class A4A	5.32	11/10/2014	3,070,500
2,100,000	Daimler Chrysler Auto Trust Series 2008-B Class A4B±	2.08	11/10/2014	2,120,580
5,900,000	Dominos Pizza Master Issuer LLC Series 2007-1 Class A2††	5.26	04/25/2037	6,018,000
57,497	Equity One Asset Backed Securities Incorporated Series 2004-1 Class AV2±	0.53	04/25/2034	45,432
1,274,366	First Franklin Mortgage Loan Asset Backed Certificate Series 2006-FF05 Class 2A3±	0.39	04/25/2036	927,898
900,000	Franklin Auto Trust Series 2008-A Class A4B±	2.18	05/20/2016	909,000
445,898	Fremont Home Loan Trust Series 2006-A Class 1A2±	0.43	05/25/2036	300,912
2,800,000	Fremont Home Loan Trust Series 2006-B Class 2A2±	0.39	08/25/2036	1,162,000
121,649	Fremont Home Loan Trust Series 2006-B Class 2A3±	0.33	08/25/2036	59,019
400,833	GE SeaCo Finance SRL Series 2004-1A Class A††±	0.53	04/17/2019	389,810
599,236	GMAC Mortgage Corporation Loan Trust Series 2004-HE3 Class A3±	0.46	10/25/2034	452,543
104,428	Goal Capital Funding Trust Series 2007-1 Class A1±	0.27	06/25/2021	104,303
33,523	GreenPoint Home Equity Loan Trust Series 2004-1 Class A±	0.69	07/25/2029	21,486
40,611	GreenPoint Home Equity Loan Trust Series 2004-4 Class A±	0.79	08/15/2030	23,559
356,108	GSC Partners CDO Fund Limited Series 2003-4A Class A3††±	0.71	12/16/2015	343,645
318,417	GSC Partners CDO Fund Limited Series 2A Class A††±	1.01	05/22/2013	280,207
2,769,696	Guggenheim Structured Real Estate Funding Series 2005-2A Class A††±	0.55	08/26/2030	2,568,893
1,364,497	Henderson Receivables LLC Series 2006-3A Class A1††±	0.43	09/15/2041	1,218,666
1,970,088	Henderson Receivables LLC Series 2006-4A Class A1††±	0.43	12/15/2041	1,769,231
456,271	Household Home Equity Loan Trust Series 2005-2 Class A2±	0.54	01/20/2035	411,927
439,097	Household Home Equity Loan Trust Series 2005-3 Class A2±	0.52	01/20/2035	407,948
985,206	Household Home Equity Loan Trust Series 2006-1 Class A1±	0.39	01/20/2036	914,702
4,117,324	JPMorgan Mortgage Acquisition Corporation Series 2006-WMC4 Class A3±	0.35	12/25/2036	1,788,154
81,218	Lehman Asset Backed Securities Corporation Series 2004-2 Class A±	0.67	06/25/2034	47,513
4,700,000	Marathon Real Estate CDO Series 2006-1A Class A1††±	0.56	05/25/2046	3,760,000
916,144	Master Second Lien Trust Series 2006-1 Class A±	0.39	03/25/2036	119,099
280,005	MASTR Asset-Backed Securities Trust Series 2005-FRE1 Class A4±	0.48	10/25/2035	268,105
375,976	MASTR Asset-Backed Securities Trust Series 2006-AM3 Class A2±	0.36	10/25/2036	364,697
2,463,361	MASTR Asset-Backed Securities Trust Series 2006-FRE2 Class A4±	0.38	03/25/2036	1,441,066
1,600,000	MASTR Asset-Backed Securities Trust Series 2006-HE2 Class A3±	0.38	06/25/2036	624,000
3,162,700	MASTR Asset-Backed Securities Trust Series 2006-HE3 Class A3±	0.38	08/25/2036	1,174,153
2,000,000	MASTR Asset-Backed Securities Trust Series 2006-NC3 Class A4±	0.39	10/25/2036	765,000
215,516	Merrill Auto Trust Securitization Series 2007-1 Class A4±	0.29	12/15/2013	215,301
988,113	Merrill Auto Trust Securitization Series 2008-1 Class A4±	2.43	04/15/2015	999,773
720,919	Merrill Lynch Mortgage Investors Series 2007-HE2 Class A2A±	0.35	02/25/2037	396,505
276,159	Merrill Lynch Mortgage Trust Series 2006-C1 Class A2±	0.51	01/25/2047	198,834
5,200,000	Morgan Stanley ACES SPC Series 2006-13 Class A††±	0.54	06/20/2013	4,994,600
262,663	Morgan Stanley Asset Backed Securities Capital I Series 2004-SD1 Class A±	0.63	08/25/2034	214,070
3,600,000	Morgan Stanley Asset Backed Securities Capital I Series 2007-HE4 Class A2C±	0.46	02/25/2037	1,332,000
613,001	Morgan Stanley Home Equity Loans Series 2007-2 Class A1±	0.33	04/25/2037	577,508
1,096,446	Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A3±	0.38	11/25/2036	400,751
5,100,000	National City Credit Card Master Trust Series 2008-3 Class A±	2.03	05/15/2013	5,115,912
163,168	National Collegiate Student Loan Trust Series 2005-2 Class A2±	0.38	02/25/2026	162,108
486,295	National Collegiate Student Loan Trust Series 2006-1 Class A2±	0.37	08/25/2023	477,542
1,000,000	NationStar Home Equity Loan Trust Series 2006-B Class AV3±	0.40	09/25/2036	795,000
1,100,000	Nelnet Student Loan Trust Series 2005-2 Class A4±	0.33	12/23/2019	1,078,946
900,000	Nomura Home Equity Loan Incorporated Series 2006-HE3 Class 2A2±	0.38	07/25/2036	435,375

20 Asset Allocation Trust	Consolidated Portfolio of Investments—March 31, 2011 (Unaudited)

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset Backed Securities (continued)
$1,700,000	Paragon CDO Limited Series 2004-A1 Class A(a)††(i)±	0.90%	10/20/2044	$0
806,325	People’s Choice Home Loan Securities Trust Series 2005-4 Class 1A2±	0.49	12/25/2035	525,159
181,716	Residential Asset Mortgage Products Incorporated Series 2005-RS8 Class A2±	0.52	10/25/2033	174,102
1,537,369	Residential Asset Mortgage Products Incorporated Series 2005-RS9 Class A13±	0.45	11/25/2035	1,091,532
715,953	Residential Asset Mortgage Products Incorporated Series 2006-SP1 Class A2±	0.42	09/25/2045	622,879
190,099	Residential Asset Securities Corporation Series 2007-KS3 Class AI1±	0.34	04/25/2037	187,456
18,520	Residential Funding Mortgage Securities II Series 2003-HS1 Class AII±	0.52	12/25/2032	7,926
1,974,755	Santander Drive Auto Receivables Trust Series 2007-3 Class A4±	0.88	10/15/2014	1,972,780
26,092	Saxon Asset Securities Trust Series 2004-1 Class A±	0.77	03/25/2035	18,040
506,561	Saxon Asset Securities Trust Series 2006-3 Class A2±	0.34	10/25/2046	473,635
610,896	SBI Heloc Trust Series 2001-1 Class A±	0.42	11/25/2035	448,947
800,000	Securitized Asset Backed Receivables LLC Series 2006-HE1 Class A2±	0.39	07/25/2036	278,000
182,829	Securitized Asset Backed Receivables LLC Series 2006-NC1 Class A2±	0.39	03/25/2036	174,831
157,370	Security National Mortgage Loan Trust Series 2006-2A Class A1††±	0.52	10/25/2036	154,223
363,354	Sierra Receivables Funding Company Series 2006-1A Class A2††±	0.38	05/20/2018	351,297
298,666	Sierra Timeshare Series 2007-1A Class A2±	0.38	03/20/2019	289,706
1,435,407	Sierra Timeshare Series 2007-2A Class A2±	1.23	09/20/2019	1,372,634
291,855	Sierra Timeshare Series 2008-1A Class A2±	4.23	02/20/2020	306,721
745,147	SLM Student Loan Trust Series 2007-B Class A1±	0.28	09/15/2022	733,970
2,200,000	Specialty Underwriting & Residential Finance Series 2006-BC3 Class A2C±	0.38	06/25/2037	968,000
897,604	Structured Asset Investment Loan Trust Series 2006-1 Class A3±	0.43	01/25/2036	711,351
435,719	Structured Asset Securities Corporation Series 2005-S6 Class A2±	0.52	11/25/2035	366,004
485,086	TCE Securities Corporation Series 2006-HE3 Class A2B±	0.32	06/25/2036	449,311
1,689,854	TIB Card Receivables Fund††±	0.50	01/05/2014	1,419,477
300,000	Toll Road Investment Part II††¤	0.00	02/15/2030	49,206
4,200,000	Toll Road Investment Part II††¤	0.00	02/15/2037	352,170
7,200,000	Triad Auto Receivables Owner Trust Series 2007-B Class A4B±	1.43	07/14/2014	7,269,624
1,300,000	Wachovia Auto Owner Trust Series 2008-A Class A4B±	1.38	03/20/2014	1,309,100
1,500,000	World Financial Network Credit Card Master Trust Series 2006-A Class A††±	0.36	02/15/2017	1,476,510
1,665,826	Yale Mortgage Loan Trust Series 2007-1 Class A±	0.63	06/25/2037	99,950

Total Asset Backed Securities (Cost $128,689,066)				136,435,289

Non-Agency Mortgage Backed Securities: 0.53%
2,040,973	Aire Valley Mortgage Series 2006-1 Class A1††±	0.36	09/20/2066	1,765,441
290,894	Bayview Commercial Asset Trust Series 2004-1 Class A±	0.59	04/25/2034	261,805
425,286	Bayview Commercial Asset Trust Series 2004-3 Class A1††±	0.60	01/25/2035	378,505
1,398,224	Bayview Commercial Asset Trust Series 2005-4 Class A2††±	0.62	01/25/2036	1,097,606
900,687	Bayview Commercial Asset Trust Series 2007-3 Class A1††±	0.47	07/25/2037	738,563
430,980	Bear Stearns Mortgage Funding Trust Series 2007-SL2 Class 1A±	0.39	02/25/2037	68,397
3,566,996	Brunel Residential Mortgage Series 2007-1A Class A4C††±	0.35	01/13/2039	3,281,636
52,632	Chevy Chase Funding LLC Series 2003-4A Class A1††±	0.57	10/25/2034	36,316
130,890	Chevy Chase Funding LLC Series 2004-1 Class A2††±	0.56	01/25/2035	89,005
67,766	Chevy Chase Funding LLC Series 2004-3 Class A2††±	0.53	08/25/2035	45,064
2,620,126	Citigroup/Deutsche Bank Commercial Mortgage Series 2005-CD1 Class A2FL±	0.35	07/15/2044	2,593,715
286,659	CNL Commercial Mortgage Loan Trust Series 2003-2 Class A1††±	0.67	10/25/2030	206,394
5,100,000	Commercial Mortgage Pass-Through Certificate Series 2006-FL12 Class AJ††±	0.36	12/15/2020	4,590,000
903,518	Crusade Global Trust Series 2006-1 Class A1±	0.31	07/20/2038	873,178
1,139,282	Crusade Global Trust Series 2007-1 Class A1±	0.31	04/19/2038	1,097,780
1,655,442	G-Force LLC Series 2005-RR2 Class A2	5.16	12/25/2039	1,125,700
369,876	GE Business Loan Trust Series 2004-1 Class A††±	0.52	05/15/2032	336,587
746,629	GE Business Loan Trust Series 2005-2 Class A±	0.47	11/15/2033	661,513
249,037	Granite Master Issuer plc Series 2004-3 Class A1±	0.39	09/20/2044	237,706
494,407	Granite Master Issuer plc Series 2006-2 Class A4±	0.27	12/20/2054	467,709
312,260	Granite Master Issuer plc Series 2006-3 Class A3±	0.27	12/20/2054	295,242
742,790	GS Mortgage Securities Corporation Series 2007-EOP Class A1††±	0.32	03/06/2020	733,505

Consolidated Portfolio of Investments—March 31, 2011 (Unaudited)	Asset Allocation Trust 21

Principal	Security Name	Interest Rate	Maturity Date	Value
Non-Agency Mortgage Backed Securities (continued)
$800,000	GS Mortgage Securities Corporation Series 2007-EOP Class A2††±	0.36%	03/06/2020	$789,040
226,519	Interstar Millennium Trust Series 2003-5G Class A2±	0.75	09/27/2035	212,248
2,178,177	Interstar Millennium Trust Series 2004-2G Class A±	0.65	03/14/2036	2,019,170
417,669	Interstar Millennium Trust Series 2005-1G Class A±	0.38	12/08/2036	394,697
205,304	Interstar Millennium Trust Series 2006-2GA Class A2±	0.34	05/27/2038	188,879
1,671,476	Kildare Securities Limited Series 2007-A1 Class A2††±	0.32	12/10/2043	1,521,043
385,920	Leek Finance plc Series 17A Class A2B††±	0.39	12/21/2037	370,483
2,337,876	Lehman Brothers Small Balance Commercial Series 2007-3A Class A21††±	1.08	10/25/2037	2,010,573
282,588	Medallion Trust Series 2005-1G Class A1±	0.35	05/10/2036	273,515
765,316	Medallion Trust Series 2006-1G Class A1±	0.30	06/14/2037	727,117
304,364	Mellon Residential Funding Corporation Series 2004-TBC1 Class A††±	0.48	02/26/2034	234,786
754,094	Paragon Mortgage plc Series 07A Class A1A††±	0.48	05/15/2034	655,157
1,503,927	Paragon Mortgage plc Series 12A Class A2C††±	0.38	11/15/2038	1,221,189
1,017,159	Paragon Mortgage plc Series 14A Class A2C±	0.35	09/15/2039	819,627
3,300,000	Permanent Master Issuer plc Series 2006-1 Class 5A±	0.36	07/15/2033	3,246,540
1,200,000	Permanent Master Issuer plc Series 2007-1 Class 4A±	0.33	10/15/2033	1,189,680
1,436,985	Puma Finance Limited Series G5 Class A1††±	0.34	02/21/2038	1,379,075
982,187	Structured Asset Securities Corporation Series 2005-1 Class 1A±	0.48	02/25/2030	834,859
727,212	Structured Asset Securities Corporation Series 2005-2 Class 1A††±	0.48	09/25/2030	618,130
1,119,284	Superannuation Members Home Loans Global Fund Series 2007-1 Class A1±	0.31	06/12/2040	1,065,602
111,493	Superannuation Members Home Loans Global Fund Series 7 Class A1±	0.40	03/09/2036	108,518
127,617	Superannuation Members Home Loans Global Fund Series 8 Class A1±	0.32	01/12/2037	124,873
2,855,033	Wachovia Bank Commercial Mortgage Trust Series 2006-WHL7 Class††±	0.32	09/15/2021	2,805,784

Total Non-Agency Mortgage Backed Securities (Cost $39,552,759)				43,791,952

Corporate Bonds and Notes: 0.02%

Financials: 0.02%
Real Estate Investment Trusts (REITs): 0.02%
1,290,000	HCP Incorporated	5.63	02/28/2013	1,373,850

Total Corporate Bonds and Notes (Cost $1,219,309)				1,373,850

Time Deposits: 0.23%
18,901,595	State Street Bank Euro Dollar	0.01	04/01/2011	18,901,595

Total Time Deposits (Cost $18,901,595)				18,901,595

Yankee Government Bonds: 0.07%
300,000	Belize Aid(a)(i)±	0.64	01/01/2014	296,028
4,024,751	Caribbean Housing Finance(a)(i)±	0.89	03/30/2019	3,918,211
1,548,612	Jamaica Aid(a)(i)±	0.55	10/01/2018	1,495,134
48,320	Morocco Aid(a)(i)±	0.59	11/15/2014	47,482
171,340	Peru Aid(a)(i)±	0.49	05/01/2014	168,545
100,001	Zimbabwe Aid(a)(i)±	0.08	01/01/2012	99,271

Total Yankee Government Bonds (Cost $5,977,274)				6,024,671

22 Asset Allocation Trust	Consolidated Portfolio of Investments—March 31, 2011 (Unaudited)

Shares	Security Name		Value
Investment Companies: 97.50%

International Equity: 35.47%
68,145,945	GMO Emerging Markets Fund Class VI ß		$1,039,907,122
42,686,873	GMO International Core Equity Fund Class VI ß		1,281,459,923
13,301,842	GMO International Growth Equity Fund Class IV ß		313,790,444
13,811,458	GMO International Intrinsic Value Fund Class IV ß		314,210,668

			2,949,368,157

International Fixed Income: 1.07%
9,508,188	GMO Emerging Country Debt Fund Class IV ß		88,616,311

U.S. Equity: 26.15%
5,070,149	GMO Flexible Equities Fund Class VI ß		93,747,058
99,916,366	GMO Quality Equity Fund Class VI ß		2,080,258,736

			2,174,005,794

U.S. Fixed Income: 34.81%
35,850,308	GMO Alpha Only Fund Class IV ß		843,199,234
4,383,925	GMO Asset Allocation Bond Fund Class VI ß		110,474,910
58,192,249	GMO Domestic Bond Fund Class VI ß		254,300,127
11,697,366	GMO Special Situations Fund Class VI ß		330,216,634
87,086,632	GMO Strategic Fixed Income Fund Class VI ß		1,344,617,597
448,907	GMO U.S. Treasury Fund Class IV ß		11,222,671

			2,894,031,173

Total Investment Companies (Cost $7,187,552,574)			8,106,021,435

Total Investments in Securities (Cost $7,382,089,384)*		99.99%	8,312,746,742
Other Assets and Liabilities, Net		0.01	1,027,594

Total Net Assets		100.00%	$8,313,774,336

Consolidated Portfolio of Investments—March 31, 2011 (Unaudited)	Asset Allocation Trust 23

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security

±	Variable rate investments.

ß	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) is the adviser to Asset Allocation Trust and the underlying fund.

¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

*	Cost for federal income tax purposes is $7,928,299,717 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$568,539,934
Gross unrealized depreciation	(184,092,909)

Net unrealized appreciation	$384,447,025
The accompanying notes are an integral part of these financial statements.

24 Asset Allocation Trust	Consolidated Statement of Assets and Liabilities—March 31, 2011 (Unaudited)

Assets
Investments
In affiliated investment company shares, at value	$8,106,021,435
In unaffiliated securities, at value	206,725,307

Total investments, at value (see cost below)	8,312,746,742
Receivable for dividends and interest	264,350
Receivable for investments sold	6,062,739
Receivable from adviser	63,807
Other assets	91,658

Total assets	8,319,229,296

Liabilities
Payable for investments purchased	1,015
Payable for Trust shares redeemed	5,308,262
Accrued expenses and other liabilities	145,683

Total liabilities	5,454,960

Total net assets	$8,313,774,336

NET ASSETS CONSISTS OF
Paid-in capital	$8,780,750,384
Undistributed net investment income	52,497,414
Accumulated net realized losses on investments	(1,450,130,820)
Net unrealized gains on investments	930,657,358

Total net assets	$8,313,774,336

Shares outstanding (unlimited number of shares authorized)	681,674,104

Net asset value per share	$12.20

Total investments, at cost	$7,382,089,384
The accompanying notes are an integral part of these financial statements.

Consolidated Statement of Operations—Six Months Ended March 31, 2011 (Unaudited)	Asset Allocation Trust 25

Investment income
Dividends from affiliated investment company shares	$75,053,966
Interest	4,894,139

Total investment income	79,948,105

Expenses
Printing and postage expenses	7,242
Custodian and accounting fees	7,369
Professional fees	24,202

Total expenses	38,813
Less: Expense reimbursements	(38,813)

Net expenses	0

Net investment income	79,948,105

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	4,969,435
Sale of affiliated investment company shares	(80,667,839)
Capital gain distributions from affiliated investment company shares	10,914,581

Net realized losses on investments	(64,783,823)

Net change in unrealized gains (losses) on:
Unaffiliated securities	2,046,117
Affiliated investment company shares	560,824,954

Net change in unrealized gains (losses) on investments	562,871,071

Net realized and unrealized gains (losses) on investments	498,087,248

Net increase in net assets resulting from operations	$578,035,353

The accompanying notes are an integral part of these financial statements.

26 Asset Allocation Trust	Consolidated Statements of Changes in Net Assets

		Six Months
		Ended March 31, 2011		Period Ended		Year Ended
		(Unaudited)		September 30, 2010[1]		December 31, 2009

Operations
Net investment income		$79,948,105		$91,717,819		$193,410,778
Net realized losses on investments		(64,783,823)		(97,442,424)		(600,754,064)
Net change in unrealized gains (losses) on investments		562,871,071		327,750,834		2,131,563,619

Net increase in net assets resulting from operations		578,035,353		322,026,229		1,724,220,333

	Shares		Shares		Shares

Capital share transactions
Contributions	3,048,652	36,407,753	4,908,425	53,939,984	15,150,895	155,279,775
Withdrawals	(52,082,857)	(650,427,584)	(60,801,225)	(661,264,881)	(72,145,031)	(644,259,760)

Net decrease in net assets resulting from capital share transactions		(614,019,831)		(607,324,897)		(488,979,985)

Total increase (decrease) in net assets		(35,984,478)		(285,298,668)		1,235,240,348

Net assets
Beginning of period		8,349,758,814		8,635,057,482		7,399,817,134

End of period		$8,313,774,336		$8,349,758,814		$8,635,057,482

Undistributed (overdistributed) net investment income		$52,497,414		$(27,450,691)		$0

1.	For the nine months ended September 30, 2010. The Trust changed its fiscal year end from December 31 to September 30, effective September 30, 2010.
The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

28 Asset Allocation Trust	Consolidated Financial Highlights

	Beginning			Net Realized	Distributions
	Net Asset	Net		and Unrealized	from Net	Distributions
	Value Per	Investment		Gains (Losses)	Investment	from Net
	Share	Income		on Investments	Income	Realized Gains

October 1, 2010 to March 31, 2011 (Unaudited)	$11.43	0.13		0.64	0.00	0.00
January 1, 2010 to September 30, 2010[3]	$10.98	0.12	[4]	0.33	0.00	0.00
January 1, 2009 to December 31, 2009	$8.77	0.24		1.97	0.00	0.00
January 1, 2008 to December 31, 2008	$11.57	0.70	[4]	(3.15)	0.00	(0.35)
January 1, 2007 to December 31, 2007	$11.57	0.42		0.47	(0.29)	(0.60)
January 1, 2006 to December 31, 2006	$10.77	0.36	[4]	0.97	(0.36)	(0.17)
September 16, 2005[5] to December 31, 2005[6]	$10.93	0.24	[4]	0.03	(0.23)	(0.20)

1.	Excludes expenses incurred indirectly through investment in underlying funds.

2.	Returns for periods of less than one year are not annualized.

3.	For the nine months ended September 30, 2010. The Trust changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

4.	Calculated based on average shares outstanding during the period.

5.	Commencement of operations.

6.	Certain information for the period ended December 31, 2005 has been adjusted to maintain the historical tax cost of the underlying investments of the Trust.
These adjustments have no impact to the net assets of the Trust.
The accompanying notes are an integral part of these financial statements.

Consolidated Financial Highlights	Asset Allocation Trust 29

Ending
Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Share	Income	Expenses[1]	Expenses[1]	Return[2]	Rate	(000’s omitted)

$12.20	2.62%	0.00%	0.00%	6.74%	7%	$8,313,774
$11.43	1.48%	0.00%	0.00%	4.10%	15%	$8,349,759
$10.98	2.48%	0.00%	0.00%	25.20%	22%	$8,635,057
$8.77	6.78%	0.00%	0.00%	(21.71)%	63%	$7,399,817
$11.57	3.69%	0.00%	0.00%	7.96%	55%	$11,516,725
$11.57	3.19%	0.00%	0.00%	12.34%	19%	$10,269,513
$10.77	7.64%	0.00%	0.00%	2.51%	5%	$7,731,034

30 Asset Allocation Trust	Notes to Consolidated Financial Statements (Unaudited)
1. ORGANIZATION
Asset Allocation Trust was organized as a statutory trust under the laws of the state of Delaware on June 14, 2005 and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. Asset Allocation Trust issues its shares of beneficial interest solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended. Asset Allocation Trust is only offered to Wells Fargo Advantage Asset Allocation Fund, a diversified series of Wells Fargo Funds Trust, an open-end management investment company, which was organized as a Delaware statutory trust on March 10, 1999.
Asset Allocation Trust operates as a “fund-of-funds” which primarily invests in shares of GMO-managed open-end mutual funds (“underlying funds”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements, which are available upon request.
Asset Allocation Trust owns 100% of GMO Fixed Income Fund I, LLC (“GMO LLC”). GMO LLC was organized on November 7, 2008 as a limited liability company to provide investors a managed investment in securities of any kind, including, without limitation, asset-backed securities and other fixed income investments. GMO LLC may also hold cash and cash equivalents. The consolidated financial statements include the accounts of Asset Allocation Trust and GMO LLC (together referred to as the “Trust”), including the holdings of GMO LLC.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Valuation of investments
Investments in the underlying open-end mutual funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Securities are valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.
Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Trust to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Investment transactions and income recognition
Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Realized gains and losses resulting from investment transactions are determined on the identified cost basis.

Notes to Consolidated Financial Statements (Unaudited)	Asset Allocation Trust 31
Distributions to shareholders
Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.
Federal and other taxes
The Trust intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Trust’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.
As of September 30, 2010, the Trust had estimated net capital loss carryforwards, which are available to offset future net realized capital gains, in the amount of $833,222,569 with $776,526,428 expiring in 2017 and $56,696,141 expiring in 2018.
Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Trust will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Trust’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Trust’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
▪	Level 1 — quoted prices in active markets for identical securities

▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

			Significant
		Significant Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total
Equity securities
Investment companies	$7,775,804,801	$330,216,634	$0	$8,106,021,435
Agency securities	0	0	197,950	197,950
Asset backed securities	0	112,524,119	23,911,170	136,435,289
Non—agency mortgage backed securities	0	39,471,046	4,320,906	43,791,952
Corporate bonds and notes	0	1,373,850	0	1,373,850
Time deposits	0	18,901,595	0	18,901,595
Yankee government bonds	0	3,918,211	2,106,460	6,024,671

	$7,775,804,801	$506,405,455	$30,536,486	$8,312,746,742
Further details on the major security types listed above can be found in the Consolidated Portfolio of Investments.

32 Asset Allocation Trust	Notes to Consolidated Financial Statements (Unaudited)
For the six months ended March 31, 2011, the Trust did not have any significant transfers into/out of Level 1 and Level 2.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

			Non-agency
		Asset	mortgage	Corporate	Yankee
	Agency	backed	backed	bonds	government
	securities	securities	securities	and notes	bonds	Total
Balance as of September 30, 2010	$0	$130,417,273	$46,256,078	$1,364,175	$6,486,815	$184,524,341
Accrued discounts (premiums)	0	2,193,088	196,283	16,693	15,064	2,421,128
Realized gains or losses	0	3,258,238	893,095	0	15,319	4,166,652
Change in unrealized gains or losses	0	1,131,404	1,622,085	(7,018)	(13,676)	2,732,795
Purchases	0	0	0	0	0	0
Sales	0	(23,477,532)	(5,175,589)	0	(478,853)	(29,131,974)
Transfers into Level 3	197,950	0	0	0	0	197,950
Transfers out of Level 3	0	(89,611,301)	(39,471,046)	(1,373,850)	(3,918,210)	(134,374,407)

Balance as of March 31, 2011	$197,950	$23,911,170	$4,320,906	$0	$2,106,459	$30,536,485

Change in unrealized gains (losses) included in earnings relating to securities still held at March 31, 2011	$0	$744,288	$335,913	$0	$4,675	$1,084,876
4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), a private company founded in 1977, is the adviser to the Trust. GMO also serves as adviser to each of the underlying funds. GMO does not receive a fee from the Trust for its advisory services. However, the Trust incurs fees and expenses indirectly as a shareholder of the underlying GMO—managed funds, including its indirect share of management or other fees paid to GMO.
Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), serves as the administrator to the Trust. As administrator, Funds Management provides the Trust with facilities, equipment and personnel. Funds Management receives no compensation from the Trust for its services. During the six months ended March 31, 2011, Funds Management voluntarily reimbursed the Trust for expenses in the amount of $38,813.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Cost of purchases and proceeds from sales of investments (excluding U.S. Government obligations and short-term securities) were $612,043,810 and $1,059,224,431, respectively, for the six months ended March 31, 2011.

Notes to Consolidated Financial Statements (Unaudited)	Asset Allocation Trust 33
6. INVESTMENTS IN AFFILIATES
A summary of the Trust’s transactions in shares of affiliates during the six months ended March 31, 2011 were as follows:

	Value,		Proceeds		Capital	Value,
	Beginning	Cost of	from	Dividend	Gain	End of
Affiliate	of Period	Purchases	Sales	Income	Distributions	Period
GMO Alpha Only Fund	$699,958,833	$200,179,704	$31,969,803	$0	$0	$843,199,234
GMO Asset Allocation Bond Fund	140,120,901	84,628,125	109,778,050	956,552	4,935,546	110,474,910
GMO Domestic Bond Fund	275,831,259	0	0	1,088,901	0	254,300,127
GMO Emerging Country Debt Fund	85,365,245	7,264,757	0	7,264,757	0	88,616,311
GMO Emerging Markets Fund	1,021,854,704	14,844,213	107,892,059	13,491,926	0	1,039,907,122
GMO Flexible Equities Fund	122,427,102	1,390,864	37,154,110	1,306,202	0	93,747,058
GMO Inflation Indexed Plus Bond Fund	148,344,858	9,720,825	149,124,690	3,742,015	5,978,811	0
GMO International Core Equity Fund	1,395,305,296	27,217,283	266,349,160	22,965,406	0	1,281,459,923
GMO International Growth Equity Fund	299,320,400	2,698,406	16,147,298	2,288,258	0	313,790,444
GMO International Intrinsic Value Fund	288,454,640	3,583,620	4,373,565	3,178,103	0	314,210,668
GMO Special Situations Fund	352,352,735	437,995	34,322,570	0	0	330,216,634
GMO Strategic Fixed Income Fund	1,139,829,537	236,034,690	15,456,344	0	0	1,344,617,597
GMO Quality Equity Fund	2,138,343,352	24,035,921	271,918,103	18,764,665	0	2,080,258,736
GMO U.S. Treasury Fund	11,215,264	7,407	0	7,181	224	11,222,671
	$8,118,724,126	$612,043,810	$1,044,485,752	$75,053,966	$10,914,581	$8,106,021,435
7. INDEMNIFICATION
Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated.

34 Wells Fargo Advantage Asset Allocation Trust	Additional Information (Unaudited)
PORTFOLIO HOLDINGS INFORMATION
The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.
BOARD OF TRUSTEES
The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Funds Trust (the “Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 152 funds comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust

Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust

David F. Larcker (Born 1951)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Additional Information (Unaudited)	Wells Fargo Advantage Asset Allocation Fund 35

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the Independent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust

Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust
Officers

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

36 Wells Fargo Advantage Asset Allocation Fund	Additional Information (Unaudited)

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

Other Information (Unaudited)	Wells Fargo Advantage Asset Allocation Fund 37
BOARD CONSIDERATION OF INVESTMENT ADVISORY AGREEMENTS:
Asset Allocation Fund and Asset Allocation Trust
Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), that each Board of Trustees (each, a “Board” and collectively, the “Boards”) of Wells Fargo Funds Trust (“Funds Trust”) and Asset Allocation Trust (collectively, the “Trusts”), all the members of which have no direct or indirect interest in the investment advisory agreements and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trusts’ investment advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Funds Trust Board reviewed and re-approved an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for the Asset Allocation Fund. The Asset Allocation Trust Board reviewed and re-approved an investment advisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) for the Asset Allocation Trust. The Asset Allocation Fund and the Asset Allocation Trust are collectively, the “Funds.”
The investment advisory agreements with Funds Management and GMO are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and GMO and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Boards also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.
The Asset Allocation Fund is a gateway fund advised by Funds Management that invests substantially all of its assets in Asset Allocation Trust, which in turn invests in underlying funds that are advised by GMO. The Asset Allocation Trust has a substantially similar investment objective and substantially similar investment strategies to the Asset Allocation Fund. Information provided to the Boards regarding the Asset Allocation Fund is also applicable to the Asset Allocation Trust, as relevant.
Nature, Extent and Quality of Services
The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and GMO under the Advisory Agreements. The Boards also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Boards received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.
The Boards evaluated the ability of Funds Management and GMO, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and GMO. In addition, the Boards took into account the administrative services provided to the Funds by Funds Management and its affiliates.
The Boards’ decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Boards did not identify any particular information or consideration that was all- important or controlling, and each Trustee attributed different weights to various factors. The Boards evaluated information provided to them both in terms of the Funds generally and with respect to each Fund specifically as it considered appropriate. Although the Boards considered the continuation of the Advisory Agreements for each of the Funds as part of the larger process of considering the continuation of the Advisory Agreements for all of the Funds, its decision to continue the Advisory Agreements for each of the Funds was ultimately made on a fund-by-fund basis.

38 Wells Fargo Advantage Asset Allocation Fund	Other Information (Unaudited)
In considering these matters, the Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and GMO about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Boards in concluding that they were satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by Funds Management and GMO.
Fund Performance and Expenses
The Boards considered the performance results for the Asset Allocation Fund over various time periods ended December 31, 2010. The Boards also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that were determined by Lipper Inc. (“Lipper”) to be similar to the Asset Allocation Fund, and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Boards received a description of the methodology used by Lipper to select the mutual funds in the Universe.
The Funds Trust Board noted that the performance of the Asset Allocation Fund was higher than the median performance of its Universe for the 1-year period under review and lower than the median performance of the Universe for the other periods under review.
With respect to the Asset Allocation Trust, the Asset Allocation Trust Board reviews performance on both an absolute basis and relative to a universe of relevant funds on a quarterly basis. The Asset Allocation Trust Board also took note of the performance of then Asset Allocation Trust in the context of reviewing the performance of the Asset Allocation Fund.
The Funds Trust Board received and considered information regarding the Asset Allocation Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Funds Trust Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Asset Allocation Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Asset Allocation Fund’s Expense Group. The Funds Trust Board noted that the net operating expense ratios of the Asset Allocation Fund were in range of or lower than the Asset Allocation Fund’s respective Expense Group’s median net operating expense ratio.
The Asset Allocation Trust Board noted that the Asset Allocation Trust did not pay a fee to GMO for its advisory services. The Asset Allocation Trust Board further noted that GMO earns advisory fees from the underlying GMO funds in which the Asset Allocation Trust invests.
Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.
Investment Advisory Fee Rates
The Boards reviewed and considered the contractual investment advisory fee rates that are payable by the Asset Allocation Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Asset Allocation Fund’s administration fee rates. The Funds Trust Board took into account the separate administrative and other services covered by the administration fee rates. In addition, the Funds Trust Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the “Net Advisory Rates”).
The Funds Trust Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of other funds in the Asset Allocation Fund’s Expense Group median. The Funds Trust Board noted that the Advisory Agreement Rates and Net Advisory Rates for the Asset Allocation Fund were in range of or lower than the median rate of the Fund’s Expense Group.

Other Information (Unaudited)	Wells Fargo Advantage Asset Allocation Fund 39
The Funds Trust Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management to other types of clients. In this regard, the Funds Trust Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.
The Funds Trust Board determined that the Advisory Agreement Rates for the Asset Allocation Fund, both with and without administration fee rates and before and after waivers, were acceptable in light of the Asset Allocation Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided.
Profitability
The Boards received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Asset Allocation Fund’s Advisory Agreement Rates in isolation. They noted that the levels of profitability of the Asset Allocation Fund to Funds Management varied widely, depending on, among other things, the size and type of fund. The Boards concluded that the profitability to Funds Management of the services provided to any of the Funds, individually or in the aggregate, was not unreasonable.
The Asset Allocation Trust Board did not consider separate profitability information with respect to GMO, which is not affiliated with Funds Management. The Asset Allocation Trust Board noted that the Asset Allocation Trust did not pay fees to GMO for its advisory services and that its profitability from its relationships with the Asset Allocation Trust managed by them was not a material factor in determining whether to renew the agreement.
Economies of Scale
With respect to possible economies of scale, the Funds Trust Board reviewed the breakpoints in the Asset Allocation Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rates of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Funds Trust Board noted that it would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Asset Allocation Fund. However, the Funds Trust Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.
Other Benefits to Funds Management and GMO
The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates and GMO as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and GMO with the Funds and benefits potentially derived from an increase in Funds Management’s and GMO’s business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or GMO and its affiliates).
The Funds Trust Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Asset Allocation Fund and receives certain compensation for those services. It also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them.
The Boards also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

40 Wells Fargo Advantage Asset Allocation Fund	Other Information (Unaudited)
Other Factors and Broader Review
The Boards also considered the markets for distribution of the Asset Allocation Fund’s shares, including the multiple channels through which the Asset Allocation Fund’s shares are offered and sold. The Boards noted that the Asset Allocation Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Boards review detailed materials received from Funds Management and GMO annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Funds receive throughout the year. In this regard, the Boards have reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Boards confer with portfolio managers at various times throughout the year.
Conclusion
After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage Asset Allocation Fund 41
The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	—	Association of Bay Area Governments
ACB	—	Agricultural Credit Bank
ADR	—	American Depositary Receipt
ADS	—	American Depository Shares
AGC - ICC	—	Assured Guaranty Corporation — Insured Custody Certificates
AGM	—	Assured Guaranty Municipal
AMBAC	—	American Municipal Bond Assurance Corporation
AMT	—	Alternative Minimum Tax
ARM	—	Adjustable Rate Mortgages
AUD	—	Australian Dollar
BAN	—	Bond Anticipation Notes
BART	—	Bay Area Rapid Transit
BHAC	—	Berkshire Hathaway Assurance Corporation
BRL	—	Brazil Real
CAD	—	Canadian Dollar
CDA	—	Community Development Authority
CDO	—	Collateralized Debt Obligation
CDSC	—	Contingent Deferred Sales Charge
CGIC	—	Capital Guaranty Insurance Company
CGY	—	Capital Guaranty Corporation
CHF	—	Swiss Franc
CIFG	—	CDC (Caisse des Dépôts et Consignations) IXIS Financial Guarantee
COP	—	Certificate of Participation
CP	—	Commercial Paper
CR	—	Custody Receipts
CTF	—	Common Trust Fund
DEM	—	Deutsche Mark
DKK	—	Danish Krone
DRIVER	—	Derivative Inverse Tax-Exempt Receipts
DW&P	—	Department of Water & Power
DWR	—	Department of Water Resources
ECFA	—	Educational & Cultural Facilities Authority
EDFA	—	Economic Development Finance Authority
ETET	—	Eagle Tax-Exempt Trust
ETF	—	Exchange-Traded Fund
EUR	—	Euro
FFCB	—	Federal Farm Credit Bank
FGIC	—	Financial Guaranty Insurance Corporation
FHA	—	Federal Housing Authority
FHAG	—	Federal Housing Agency
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FRF	—	French Franc
FSA	—	Farm Service Agency
GBP	—	Great British Pound
GDR	—	Global Depositary Receipt
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HCFR	—	Healthcare Facilities Revenue
HEFA	—	Health & Educational Facilities Authority
HEFAR	—	Higher Education Facilities Authority Revenue
HFA	—	Housing Finance Authority
HFFA	—	Health Facilities Financing Authority
HKD	—	Hong Kong Dollar
HUD	—	Housing & Urban Development
HUF	—	Hungarian Forint
IDA	—	Industrial Development Authority
IDAG	—	Industrial Development Agency
IDR	—	Industrial Development Revenue
IEP	—	Irish Pound
JPY	—	Japanese Yen
KRW	—	Republic of Korea Won
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LLP	—	Limited Liability Partnership
LOC	—	Letter of Credit
LP	—	Limited Partnership
MBIA	—	Municipal Bond Insurance Association
MFHR	—	Multi-Family Housing Revenue
MFMR	—	Multi-Family Mortgage Revenue
MMD	—	Municipal Market Data
MSTR	—	Municipal Securities Trust Receipts
MTN	—	Medium Term Note
MUD	—	Municipal Utility District
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NATL-RE	—	National Public Finance Guarantee Corporation
NLG	—	Netherlands Guilder
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PCFA	—	Pollution Control Finance Authority
PCR	—	Pollution Control Revenue
PFA	—	Public Finance Authority
PFFA	—	Public Facilities Financing Authority
PFOTER	—	Puttable Floating Option Tax-Exempt Receipts
plc	—	Public Limited Company
PLN	—	Polish Zloty
PSFG	—	Public School Fund Guaranty
PUTTER	—	Puttable Tax-Exempt Receipts
R&D	—	Research & Development
RDA	—	Redevelopment Authority
RDFA	—	Redevelopment Finance Authority
REITS	—	Real Estate Investment Trusts
ROC	—	Reset Option Certificates
SEK	—	Swedish Krona
SFHR	—	Single Family Housing Revenue
SFMR	—	Single Family Mortgage Revenue
SGD	—	Singapore Dollar
SKK	—	Slovakian Koruna
SLMA	—	Student Loan Marketing Association
SPDR	—	Standard & Poor’s Depositary Receipts
STIT	—	Short-Term Investment Trust
TAN	—	Tax Anticipation Notes
TBA	—	To Be Announced
TCR	—	Transferable Custody Receipts
TRAN	—	Tax Revenue Anticipation Notes
TRY	—	Turkish Lira
TTFA	—	Transportation Trust Fund Authority
USD	—	Unified School District
XLCA	—	XL Capital Assurance
ZAR	—	South African Rand

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More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.
NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE
Printed on Recycled paper

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	202660 05-11
SAAF/SAR109 03-11

ITEM 2.	CODE OF ETHICS
Not required in this filing

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT
Not required in this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not required in this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS
Not required in this filing.

ITEM 6.	SCHEDULE OF INVESTMENTS
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.
The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.
The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.
The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11.	CONTROLS AND PROCEDURES
(a) The President and Treasurer have concluded that the Asset Allocation Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS
(a)(1) Not required in this filing.
(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asset Allocation Trust
By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: May 27, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: May 27, 2011

By:	/s/ Kasey L. Phillips
Kasey L. Phillips
Treasurer

Date: May 27, 2011